LONG TERM DEBT (Schedule of Carring Values) (Details) (USD $) - Exchangeable Notes [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2017
Principal	$ 287,500	$ 287,500	$ 287,500
Less: Debt issuance costs, net of amortization	(4,488)	(5,182)
Unamortized discount	(39,335)	(46,190)
Net liability carrying amount	243,677	236,128
Equity component - net carrying value	$ 51,176	$ 51,176